SCUDDER
                                                                     INVESTMENTS


Tax-Exempt Portfolio

Scudder Tax-Exempt Cash
Institutional Shares Fund #148

Tax-Exempt Cash Managed
Shares Fund #248


Semiannual Report
October 31, 2001



Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606


This report is not to be distributed unless preceded or accompanied by a Tax-Exempt Portfolio prospectus.



The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

Dear Shareholder:
--------------------------------------------------------------------------------

     We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the Tax-Exempt Portfolio's semiannual report for the six-month ended October 31, 2001. Also included are financial highlights for the following share classes:

o  Institutional Shares

o  Managed Shares

Briefly, for the six months ending October 31, 2001 the portfolio registered performance and achieved its stated objective of providing maximum current income exempt from Federal income tax, while maintaining stability of principal.

Economic Review and Outlook

The past six months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

The Federal Reserve (Fed) lowered rates by 50 basis points in October, the ninth time this year, bringing the cumulative total easing to 400 basis points. The magnitude of these actions is unprecedented, and unfortunately, evidence of its intended impact of stopping the downturn and returning economic momentum to a favorable trajectory remains elusive. In this context the yield curve has a slightly positive slope. Moreover, the forward yield curve suggests a bottoming of Federal Funds at 2% versus the current target of 2.5% and, looking out further, implies the start of a tightening of monetary policy in the second half of 2002.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Projections for this and the next quarter remain very cloudy because only the passage of time will provide the substance to gauge the dynamics affecting markets. However, there are some positive signs, particularly a firming in consumer activity, including rebated auto sales, reasonable housing activity, and a stock market which is showing signs of life. In addition, fiscal stimulus which is forthcoming will be a key ingredient for fostering the economy's renewal. Unfortunately, we must still face deleterious impact to consumer sentiment from weak employment data which will be reported. Nevertheless, we feel the economy is poised to embark on a solid path of recovery as the calendar turns.

Portfolio Performance
As of October 31, 2001
--------------------------------------------------------------------------------
                                                       7-Day Current Yield
--------------------------------------------------------------------------------
Tax-Exempt Cash Institutional Shares                        2.02%
--------------------------------------------------------------------------------
  (Equivalent Taxable Yield)                                3.32%
--------------------------------------------------------------------------------
Tax-Exempt Cash Managed Shares                              1.78%
--------------------------------------------------------------------------------
  (Equivalent Taxable Yield)                                2.92%
--------------------------------------------------------------------------------

Inception was on 11/17/99

To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

Thank you again for your investment. We look forward to serving your investment needs for years to come.

/s/ Frank Rachwalski
Frank Rachwalski
Vice President and Lead Portfolio Manager

November 19, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

The equivalent taxable yield allows you to compare with the performance of taxable money market funds. For the Tax-Exempt Portfolio, the equivalent taxable yield is based upon the marginal income tax rate of 39.1%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.


Portfolio of Investments                                                        as of October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio


                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
 Variable Rate Demand Securities* 52.8%
-------------------------------------------------------------------------------------------------------------------
Alabama

Birmingham, Special Care Facilities Financing Authority, 2.15%, 11/15/2039          21,500,000       21,500,000

Mobile, Ascension, 2.15%, 11/15/2039                                                10,000,000       10,000,000
-------------------------------------------------------------------------------------------------------------------
Alaska

Valdez, Exxon, 1.95%, 12/1/2033                                                      3,500,000        3,500,000
-------------------------------------------------------------------------------------------------------------------
Arizona

Pima County, Industrial Development Authority Revenue, 2.6%, 12/1/2005                 300,000          300,000
-------------------------------------------------------------------------------------------------------------------
California

California State Revenue Anticipation Notes, Series C, 1.901%, 6/28/2002            10,000,000       10,000,000

Los Angeles, Harbor Improvement Corp., 2.2%, 1/1/2005                                6,400,000        6,400,000

Los Angeles, Special Facilities Airport Revenue, 2.05%, 12/1/2025                    7,200,000        7,200,000
-------------------------------------------------------------------------------------------------------------------
Colorado

Denver City and County, Special Facilities Airport Revenue, 2.15%, 12/1/2029        16,000,000       16,000,000

Health Facilities Authority, Bethesda Living Center Project, 2.15%, 8/15/2030        5,905,000        5,905,000

Mullen High School Project, Educational Facilities Authority, 2.25%, 8/1/2017        3,955,000        3,955,000

Student Obligation Bond Authority, 2.05%, 9/1/2024                                  11,900,000       11,900,000
-------------------------------------------------------------------------------------------------------------------
District of Columbia

General Obligation, 2.15%, 8/1/2029                                                  6,805,000        6,805,000
-------------------------------------------------------------------------------------------------------------------
Florida

Indian River County, Hospital Revenue, 2.1%, 10/1/2015                              10,500,000       10,500,000

Orange County, Health Facilities Authority, 2.2%, 11/1/2028                          3,400,000        3,400,000

Putnam County, Development Authority, 2.05%, 3/15/2014                               2,025,000        2,025,000

Putnam County, Development Authority, 2.05%, 3/15/2014                               2,900,000        2,900,000

University of Northern Florida, 2.15%, 11/1/2024                                     6,000,000        6,000,000

University of Northern Florida, 2.15%, 11/1/2027                                     9,200,000        9,200,000

University of Northern Florida, 2.15%, 11/1/2030                                     2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------------
Georgia

Laurens County, Development Revenue, 2.2%, 9/1/2017                                  4,000,000        4,000,000

Willacoochie, Development Authority, Pollution Control Revenue, 2.2%, 5/1/2021       6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Idaho

Power County, FMC Corp. Project, 2.2%, 4/1/2014                                      7,000,000        7,000,000
-------------------------------------------------------------------------------------------------------------------
Illinois

Campagna-Turano Bakery Project, Development Finance Authority, 2.4%, 8/1/2025        6,440,000        6,440,000

Carol Stream, Industrial Project Revenue, 2.1%, 4/1/2024                             1,905,000        1,905,000
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.


                                       2



                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
Des Plaines, Industrial Development Revenue, 2.4%, 10/1/2018                         3,835,000        3,835,000

Development Finance Authority, Museum of Contemporary Art Project, 2.05%, 2/1/2029   6,000,000        6,000,000

Elgin, Judson College Project, 2.25%, 7/1/2011                                       2,650,000        2,650,000

Franciscan, Health Facilities Authority, 2.15%, 5/15/2032                           16,460,000       16,460,000

Franklin Park, Industrial Development Authority, 2.1%, 2/1/2007                      5,000,000        5,000,000

Niles, Notre Dame High School Project, 2.11%, 3/1/2031                               6,000,000        6,000,000

Rockford, Fastener Engineers Project, Industrial Project Revenue, 2.45%, 2/1/2015    1,850,000        1,850,000

Student Assistance Commission, Student Loan Revenue, Series A, 2.1%, 3/1/2006        3,400,000        3,400,000
-------------------------------------------------------------------------------------------------------------------
Indiana

Columbia City, 2.1%, 11/30/2017                                                      3,700,000        3,700,000

Development Finance Authority, Enterprise Center V Project, 2.15%, 6/1/2022          5,000,000        5,000,000

Health Facilities Financing Authority, 2.15%, 11/15/2039                             6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Kentucky

Boone County, Pollution Control Revenue, 2.35%, 8/1/2013                             8,000,000        8,000,000

Economic Development Finance Authority, Easter Seal Society Project, 2.25%,          8,700,000        8,700,000
  11/1/2030

Jefferson County, Industrial Building Revenue, 2.15%, 5/15/2030                      7,565,000        7,565,000

Kentucky Asset/Liability Commission, Tax and Revenue Anticipation Notes, Series     17,000,000       17,000,000
  B, 1.59%, 6/26/2002

Lexington-Fayette Urban County, Industrial Development Revenue, 2.15%, 7/1/2019      7,200,000        7,200,000

Mason County, East Kentucky Power Co-op, 2.05%, 10/15/2014                          13,575,000       13,575,000
-------------------------------------------------------------------------------------------------------------------
Louisiana

Public Facilities Authority Revenue, 2.25%, 7/1/2021                                 6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Michigan

Michigan State Housing Development Authority, 2%, 12/1/2007                          1,500,000        1,500,000

Strategic Fund, Limited Obligation Revenue, 2.3%, 2/1/2020                           5,700,000        5,700,000

University Of Michigan, Hospital Revenue, 2%, 12/1/2019                              2,300,000        2,300,000
-------------------------------------------------------------------------------------------------------------------
Missouri

Environmental Improvement Authority, Pollution Control Revenue, 2.05%, 12/15/2003    1,295,000        1,295,000

Higher Education Loan Authority, 2.05%, 12/1/2005                                   10,000,000       10,000,000

St. Louis, Development Finance Authority, 2.26%, 3/1/2030                            5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Nebraska

Investment Finance Authority, 2.1%, 9/1/2022                                         2,000,000        2,000,000

York, Industrial Development Revenue, 2.3%, 1/1/2009                                 5,600,000        5,600,000
-------------------------------------------------------------------------------------------------------------------
New Hampshire

Business Finance Authority, 2.2%, 9/1/2012                                          11,000,000       11,000,000
-------------------------------------------------------------------------------------------------------------------
New York

Dormitory Authority Revenue, Cornell University, Series B, 1.9%, 7/1/2025            5,800,000        5,800,000
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       3


                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
Energy Research and Development Authority, Pollution Control Revenue, Series A,      6,400,000        6,400,000
  2.15%, 7/1/2015
-------------------------------------------------------------------------------------------------------------------
Ohio

Athens County, Port Authority, 2.2%, 6/1/2032                                        6,000,000        6,000,000

Hancock County, Multi-Family Housing, 2.26%, 1/1/2031                                6,125,000        6,125,000

Higher Education Facilities Commission, 2.25%, 9/1/2020                              7,550,000        7,550,000

Higher Education Facilities Commission, 2.25%, 9/1/2025                              3,875,000        3,875,000

Medina County, Health Care Facilities Revenue, 2.16%, 12/1/2023                      4,370,000        4,370,000

Stark County, Port Authority, 2.25%, 12/1/2022                                       5,100,000        5,100,000
-------------------------------------------------------------------------------------------------------------------
Oklahoma

Blaine County, Industrial Development Authority, 2.2%, 11/1/2018                     5,200,000        5,200,000
-------------------------------------------------------------------------------------------------------------------
Oregon

Clackamas County, Hospital Revenue, 2.2%, 5/15/2029                                  4,675,000        4,675,000

Economic Development Revenue, 2.2%, 1/1/2017                                         3,650,000        3,650,000
-------------------------------------------------------------------------------------------------------------------
Pennsylvania

Dauphin County, General Authority Revenue, 2.16%, 11/1/2017                         17,110,000       17,110,000

Emmaus, General Authority Revenue, 2.18%, 3/1/2030                                  17,300,000       17,300,000

Higher Education Assistance Agency, Student Loan Revenue, 2.15%, 3/1/2027            6,500,000        6,500,000

Lancaster County, Hospital Revenue, 2.18%, 2/15/2029                                 4,145,000        4,145,000

Lehigh County, Industrial Development Authority, 2.268%, 10/1/2014                   4,500,000        4,500,000

Parkland School District, Public School Building Authority, 2.16%, 3/1/2019          5,665,000        5,665,000
-------------------------------------------------------------------------------------------------------------------
South Carolina

Public Service Authority, 2.18%, 1/1/2023                                            2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------------
Tennessee

Marion County, Industrial and Environment Development Board, 2.2%, 6/1/2025          8,500,000        8,500,000
-------------------------------------------------------------------------------------------------------------------
Texas

Mesquite, Health Facilities Development, 2.15%, 2/15/2030                            8,000,000        8,000,000

San Antonio, Industrial Development Authority, 2.15%, 12/1/2012                      5,400,000        5,400,000

Texas Small Business Industry Development Corp., Industrial Development Revenue,     4,845,000        4,845,000
  2.05%, 7/1/2026
-------------------------------------------------------------------------------------------------------------------
Utah

Logan, Industrial Development Revenue, 2.26%, 11/1/2025                              5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Vermont

Industrial Development Authority, 2.75%, 12/1/2004                                   2,135,000        2,135,000

Student Association Corp., Student Loan Revenue, 2.35%, 1/1/2004                    12,090,000       12,090,000
-------------------------------------------------------------------------------------------------------------------
Wisconsin

Campbellsville-Taylor County, Industrial Development Authority, 2.2%, 5/1/2015       3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       4


                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
Merrill, Industrial Development Revenue, 2.15%, 11/1/2014                            3,245,000        3,245,000

Park Falls, Industrial Development Revenue, 2.4%, 8/1/2020                           3,500,000        3,500,000

Pewaukee, Industrial Development Revenue, 2.4%, 9/1/2020                             2,640,000        2,640,000

Whitewater, Industrial Development Revenue, 2.25%, 12/1/2009                         1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------------
Total Variable Rate Demand Securities (Cost $512,485,000)                                           512,485,000
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
 Other Securities 47.2%
-------------------------------------------------------------------------------------------------------------------
Alaska

Valdez, Arco, 2.45%, 11/13/2001                                                      3,400,000        3,400,000

Valdez, Arco, 2.15%, 1/14/2002                                                      10,000,000       10,000,000

Valdez, Arco, 2%, 1/15/2002                                                         10,000,000       10,000,000

Valdez, Arco, 2.5%, 1/16/2002                                                        5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Arizona

Salt River Project, Agricultural Improvement and Power District, 2.55%, 11/9/2001    9,700,000        9,700,000

Salt River Project, Agricultural Improvement and Power District, 2.5%, 1/14/2002     4,500,000        4,500,000

Salt River Project, Agricultural Improvement and Power District, 2.5%, 1/15/2002     7,400,000        7,400,000

Salt River Project, Agricultural Improvement and Power District, 2.35%, 2/12/2002   11,700,000       11,700,000

Salt River Project, Agricultural Improvement and Power District, 2.1%, 2/14/2002     7,000,000        7,000,000

Salt River Project, Agricultural Improvement and Power District, 2.05%, 2/15/2002    5,600,000        5,600,000
-------------------------------------------------------------------------------------------------------------------
California

California Revenue Anticipation Notes, 3.25%, 6/28/2002                             18,000,000       18,119,393
-------------------------------------------------------------------------------------------------------------------
Colorado

Platte River Power Authority, 1.95%, 1/24/2002                                       6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
Florida

Jacksonville Electric Authority, 2.6%, 12/11/2001                                   11,170,000       11,170,000

Jacksonville Electric Authority, 2.35%, 2/11/2002                                   10,200,000       10,200,000

Gainesville Utility Authority, 2.6%, 11/13/2001                                      4,000,000        4,000,000

Orlando Capital Improvements, 2.45%, 12/11/2001                                      5,000,000        5,000,000

Kissimmee Utility Authority, 1.95%, 12/10/2001                                       5,000,000        5,000,000
-------------------------------------------------------------------------------------------------------------------
Georgia

Municipal Power Agency, 2.15%, 1/10/2002                                            10,000,000       10,000,000
-------------------------------------------------------------------------------------------------------------------
Indiana

Sullivan Hoosier, 2%, 1/17/2002                                                      5,200,000        5,200,000
-------------------------------------------------------------------------------------------------------------------
Kentucky

Danville, Multi-County Lease Revenue, 2.7%, 11/9/2001                                7,090,000        7,090,000
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                                       5

                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
Danville, Multi-County Lease Revenue, 2.7%, 11/13/2001                              11,000,000       11,000,000

Pendleton County, Multi-County Lease Revenue, 2.6%, 2/11/2002                       11,510,000       11,510,000

Pendleton County, Multi-County Lease Revenue, 2.2%, 2/15/2002                        8,535,000        8,535,000
-------------------------------------------------------------------------------------------------------------------
Louisiana

Industrial District Of West Baton Rouge, Pollution Control Revenue, 2.65%,           4,200,000        4,200,000
  11/15/2001

Industrial District Of West Baton Rouge, Pollution Control Revenue, 2.55%,           7,950,000        7,950,000
  11/28/2001
-------------------------------------------------------------------------------------------------------------------
Maryland

Anne Arundel County, Economic Development Revenue, 2.4%, 2/11/2002                   3,000,000        3,000,000

Anne Arundel County, Economic Development Revenue, 2.05%, 12/7/2001                  8,000,000        8,000,000
-------------------------------------------------------------------------------------------------------------------
Michigan

Strategic Fund, Continental Aluminum Project, 2.65%, 11/15/2001                      6,370,000        6,370,000

Strategic Fund, Continental Aluminum Project, 2.05%, 1/16/2002                       7,000,000        7,000,000

University of Michigan Board of Regents, 1.9%, 2/11/2002                             4,985,000        4,985,000
-------------------------------------------------------------------------------------------------------------------
Mississippi

Claiborne County, Pollution Control Revenue, 2.65%, 12/10/2001                       6,325,000        6,325,000
-------------------------------------------------------------------------------------------------------------------
Nebraska

Omaha Public Power District, 2.1%, 11/13/2001                                        4,750,000        4,750,000

Public Power District, 2.5%, 1/15/2002                                               4,000,000        4,000,000
-------------------------------------------------------------------------------------------------------------------
Nevada

Las Vegas Valley Water Authority Revenue, 2.1%, 2/8/2002                             4,600,000        4,600,000
-------------------------------------------------------------------------------------------------------------------
New Hampshire

General Obligation, 2.45%, 11/14/2001                                                3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------
New York

New York City, Finance Authority Revenue, Series A, 3.25%, 10/2/2002                 8,000,000        8,080,474
-------------------------------------------------------------------------------------------------------------------
Ohio

Air Quality Development, 2.1%, 2/13/2002                                             2,000,000        2,000,000

Water Development, 2.4%, 12/7/2001                                                   3,000,000        3,000,000

Water Development, 2.1%, 2/14/2002                                                   6,000,000        6,000,000
-------------------------------------------------------------------------------------------------------------------
South Carolina

Public Service Authority, 1.95%, 1/11/2002                                           8,914,000        8,914,000

Public Service Authority, 1.95%, 1/16/2002                                           5,600,000        5,600,000

Public Service Authority, 1.95%, 1/18/2002                                           8,000,000        8,000,000

Public Service Authority, 1.95%, 1/23/2002                                           7,500,000        7,500,000
-------------------------------------------------------------------------------------------------------------------
Texas

Dallas Water & Sewer Authority, 2.05%, 11/13/2001                                   10,000,000       10,000,000

Harris County, 2%, 11/14/2001                                                        5,885,000        5,885,000
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       6

                                                                                     Principal
                                                                                     Amount ($)      Value ($)
-------------------------------------------------------------------------------------------------------------------
Harris County, 2.45%, 11/14/2001                                                     6,842,000        6,842,000

Harris County, 2%, 11/15/2001                                                        5,000,000        5,000,000

Harris County, 2%, 1/11/2002                                                         2,300,000        2,300,000

Municipal Power Agency, 2.6%, 11/14/2001                                             8,800,000        8,800,000

Public Finance Authority, 2%, 1/10/2002                                             10,000,000       10,000,000

San Antonio Electric & Gas, 1.95%, 1/17/2002                                        10,000,000       10,000,000

San Antonio Electric & Gas, 1.95%, 1/29/2002                                        10,000,000       10,000,000

Tax and Revenue Anticipation Notes, Series A, 3.75%, 8/29/2002                      15,000,000       15,155,698

University of Texas, 1.95%, 1/23/2002                                                3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------
Utah

Intermountain Power Agency, 2.05%, 11/1/2001                                         5,600,000        5,600,000

Intermountain Power Agency, 2%, 12/10/2001                                           5,000,000        5,000,000

Intermountain Power Agency, 2.5%, 1/15/2002                                          5,000,000        5,000,000

Intermountain Power Agency, 2.5%, 1/15/2002                                          2,000,000        2,000,000

Intermountain Power Agency, 1.95%, 1/16/2002                                         3,000,000        3,000,000

Intermountain Power Agency, 1.95%, 1/23/2002                                         2,000,000        2,000,000

Intermountain Power Agency, 2.1%, 2/14/2002                                         11,000,000       11,000,000
-------------------------------------------------------------------------------------------------------------------
Virginia

Chesterfield County, Industrial Development Authority, 2.15%, 11/14/2001             7,000,000        7,000,000

Louisa County, Industrial Development Authority, 2.1%, 11/16/2001                    5,500,000        5,500,000

Louisa County, Industrial Development Authority, 2.3%, 11/19/2001                    4,000,000        4,000,000

Louisa County, Industrial Development Authority, 2.3%, 11/20/2001                    3,700,000        3,700,000

Louisa County, Industrial Development Authority, 2.05%, 12/18/2001                   3,400,000        3,400,000
-------------------------------------------------------------------------------------------------------------------
Washington

Tacoma Electric, 2.8%, 11/9/2001                                                     4,000,000        4,000,000
-------------------------------------------------------------------------------------------------------------------
Wyoming

Sweetwater, Pollution Control Revenue, 2.4%, 11/8/2001                               5,500,000        5,500,000

Sweetwater, Pollution Control Revenue, 2%, 2/13/2002                                 4,500,000        4,500,000
-------------------------------------------------------------------------------------------------------------------
Total Other Securities (Cost $458,581,565)                                                          458,581,565
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio 100.0% -- (Cost $971,066,565) (a)                                        971,066,565
-------------------------------------------------------------------------------------------------------------------

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand within seven calendar days and normally incorporate an irrevocable letter of credit or line of credit from a major bank. These notes are carried, for purposes of calculating average weighted maturity, at the longer of the period remaining until the next rate change or to the extent of the demand period. These securities are shown at their current rate as of October 31, 2001.

(a) Cost for federal income tax purposes was $971,066,565.


    The accompanying notes are an integral part of the financial statements.


Financial Statements
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


                                                                                                      Tax-Exempt
Assets                                                                                                 Portfolio
-------------------------------------------------------------------------------------------------------------------
Investments in securities (for cost, see accompanying portfolio of investments):

Short-term notes                                                                                  $   971,066,565
-------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                          --
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                    4,572,876
-------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                         1,116,321
-------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                         6,594,428
-------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                     2,702,764
-------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                               --
-------------------------------------------------------------------------------------------------------------------
Other assets                                                                                               13,291
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          986,066,245
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                              --
-------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                        6,558,535
-------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                       1,282,353
-------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                    122,709
-------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                                        18,606
-------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                       614,712
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                       8,596,915
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $   977,469,330
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain (loss)                                                              $            --
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                       977,469,330
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $   977,469,330
-------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of October 31, 2001 (Unaudited) (continued)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value                                                                                      Tax-Exempt
                                                                                                      Portfolio
-------------------------------------------------------------------------------------------------------------------
Institutional Shares

Net assets applicable to shares outstanding                                                       $ 206,816,069
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized          206,829,566
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-------------------------------------------------------------------------------------------------------------------

Managed Shares
Net assets applicable to shares outstanding                                                       $ 197,785,467
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized          197,787,501
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-------------------------------------------------------------------------------------------------------------------

Premier Money Market Shares
Net assets applicable to shares outstanding                                                       $ 104,380,380
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized          104,380,405
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-------------------------------------------------------------------------------------------------------------------

Service Shares
Net assets applicable to shares outstanding                                                       $ 468,487,414
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized          468,487,536
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.



-------------------------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended October 31, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                                      Tax-Exempt
Investment Income                                                                                     Portfolio
-------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                          $    13,817,485
-------------------------------------------------------------------------------------------------------------------
Total income                                                                                           13,817,485
-------------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                                            784,676
-------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                  926,720
-------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                             23,712
-------------------------------------------------------------------------------------------------------------------
Distribution service fees                                                                               1,485,082
-------------------------------------------------------------------------------------------------------------------
Administrative service fees                                                                               114,722
-------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                   11,332
-------------------------------------------------------------------------------------------------------------------
Legal                                                                                                       3,159
-------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                 3,896
-------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                   112,182
-------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                          50,053
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                      22,011
-------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                               3,537,545
-------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                         (6,070)
-------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                3,531,475
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                           10,286,010
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                           477
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                   $    10,286,487
-------------------------------------------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.


-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------

                                                                                         Tax-Exempt Portfolio
                                                                                  ---------------------------------
                                                                                   Six Months
                                                                                      Ended
                                                                                 October 31, 2001    Year Ended
Increase (Decrease) in Net Assets                                                  (Unaudited)      April 30, 2001
-------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                             $    10,286,010 $    32,009,131
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      477              --
-------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   10,286,487      32,009,131
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:

Institutional Shares                                                                   (2,825,760)     (8,133,719)
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                                                         (2,384,075)     (5,597,735)
-------------------------------------------------------------------------------------------------------------------
Premium Money Market Shares                                                              (787,980)     (2,252,845)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                                                         (3,986,927)    (16,024,832)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
Proceeds from shares sold                                                           1,920,891,341   3,619,074,667
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                           6,222,886      17,820,450
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                            (1,907,768,316) (3,444,562,332)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                     19,345,911     192,332,785
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                      19,647,656     192,332,785
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                     957,821,674     765,488,889
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                       $   977,469,330 $   957,821,674
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


Financial Highlights
-------------------------------------------------------------------------------------------------------------------


Tax-Exempt Portfolio -- Institutional Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                                                            2001^a       2001       2000^b
-------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                .01        .04         .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                       (.01)      (.04)       (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    1.29**     4.00        1.33**
-------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                               207        182         169
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                .20*      .21^c        .23*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                           2.52*      3.89        3.59*
-------------------------------------------------------------------------------------------------------------------


Tax-Exempt Portfolio -- Managed Shares
-------------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                                                           2001^a       2001       2000^b
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                            $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                .01        .04         .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                       (.01)      (.04)       (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $   1.00   $   1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                    1.14**     3.73        1.24**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                               198        175         131
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                .43*       .49         .48*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                           2.29*      3.59        3.34*
-------------------------------------------------------------------------------------------------------------------

^a   For the six months ended October 31, 2001 (Unaudited).

^b For the period November 17, 1999 (commencement of operations) to April 30, 2000.

^c The ratio of operating expenses excluding costs incurred in connection with the reorganization was .21% (see Notes to Financial Statements).

*    Annualized

**   Not annualized



    The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements                                       (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Institutional and Managed. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Service shares and Premier Money Markets shares of each Portfolio and the Institutional shares and Premium Reserve Money Market shares of the Money Market Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Trust expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Tax-Exempt Cash Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Tax-Exempt Portfolio pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2001, the Tax-Exempt Portfolio incurred the following management fees:

                                                           Management  Effective
Portfolio                                                   Fees ($)   Rate (%)
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                          784,676        .16
--------------------------------------------------------------------------------

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. On December 4, 2001, a definitive agreement was signed and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Distribution Service Agreement. The Tax-Exempt Portfolio has a distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, the Tax-Exempt Portfolio pays SDI an annual fee ("Distribution Fee") of 0.50% of average daily net assets for the Service shares, and 0.25% of average net assets for the Premier Money Market shares, pursuant to separate Rule 12b-1 plans for this Trust. Effective July 27, 2001, the Managed shares of the Tax-Exempt Portfolio pays SDI a Distribution Fee of up to 0.25% of average daily net assets. This change did not result in any increase in fees or expenses. For the six months ended October 31, 2001, the Distribution Fee was as follows:

                                                                  Amount
                                                                 unpaid at
                                                  Distribution  October 31,
Portfolio                                            Fee ($)      2001 ($)
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                 1,485,082      224,114
--------------------------------------------------------------------------------

The Tax-Exempt Portfolio has an administrative and shareholder services agreement with SDI for providing information and administrative services to shareholders. The Premier Money Market shares pay SDI a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets. Effective July 27, 2001, the Managed shares do not accrue a Service Fee but accrue a Distribution Fee. This change did not result in any increase in fees or expenses. For the six months ended October 31, 2001, the Service Fee was as follows:

                                                                      Amount
                                                                     unpaid at
                                                                    October 31,
Portfolio                                         Service Fee ($)    2001 ($)
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                      114,722       20,888
--------------------------------------------------------------------------------

Shareholder Services Agreement. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the shareholder service agent of the Trust. For the six months ended October 31, 2001, the amount charged to the Tax-Exempt Portfolio by SISC was as follows:

                                                   Total      Unpaid at
                                                 Aggregated   October 31,
Portfolio                                            ($)       2001 ($)
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                802,642      251,303
--------------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specific amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Tax-Exempt Portfolio custody and transfer agent fees were reduced as follows:

                                                Custodian         Transfer Agent
Portfolio                                        Fee ($)               Fees ($)
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                             5,652                  418
--------------------------------------------------------------------------------

4. Line of Credit

The Trust and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:


                                                     Six Months ended                      Year Ended
Tax-Exempt Portfolio                                 October 31, 2001                    April 30, 2001
-------------------------------------------------------------------------------------------------------------------
                                                  Shares           Dollars           Shares           Dollars
-------------------------------------------------------------------------------------------------------------------
Shares sold
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   970,290,433  $   970,145,207     2,671,055,047  $ 2,671,055,047
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                             642,025,195      641,958,249       465,122,993      465,122,993
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                   187,038,755      186,974,290       259,273,270      259,273,270
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                      121,840,953      121,813,595       223,623,357      223,623,357
-------------------------------------------------------------------------------------------------------------------
                                                              $ 1,920,891,341                    $ 3,619,074,667
-------------------------------------------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
-------------------------------------------------------------------------------------------------------------------
Service Shares                                     4,636,659  $     4,636,659        15,038,743  $    15,038,743
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                                 526,122          526,122           699,823          699,823
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                       190,345          190,345            33,088           33,088
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                          869,760          869,760         2,048,796        2,048,796
-------------------------------------------------------------------------------------------------------------------
                                                              $     6,222,886                    $    17,820,450
-------------------------------------------------------------------------------------------------------------------

Shares redeemed
-------------------------------------------------------------------------------------------------------------------
Service Shares                                (1,021,094,429) $(1,021,094,429)   (2,635,973,998) $(2,635,973,998)
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                            (617,433,910)    (617,447,338)     (453,337,641)    (453,337,641)
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                  (164,190,879)    (164,190,879)     (215,882,141)    (215,882,141)
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                     (105,035,670)    (105,035,670)     (139,368,552)    (139,368,552)
-------------------------------------------------------------------------------------------------------------------
                                                              $(1,907,768,316)                   $(3,444,562,332)
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                   (46,167,337)     (46,312,563)       50,119,792       50,119,792
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                              25,117,407       25,037,033        12,485,175       12,485,175
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                    23,038,221       22,973,756        43,424,217       43,424,217
-------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                       17,675,043       17,647,685        86,303,601       86,303,601
-------------------------------------------------------------------------------------------------------------------
                                                              $    19,345,911                    $   192,332,785
-------------------------------------------------------------------------------------------------------------------

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Cash Account Trust (the "Trust") was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matter was voted upon by the shareholders of all series of the Trust, voting together:

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                   8,342,627,236                118,337,986                       0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                     8,341,933,551                119,031,671                       0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                       8,339,593,556                121,371,667                       0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                    8,341,653,256                119,311,967                       0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                    8,342,533,953                118,431,269                       0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                       8,339,543,062                121,422,160                       0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                    8,340,193,308                120,771,915                       0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                    8,342,106,716                118,858,507                       0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                  8,341,932,531                119,032,692                       0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                      8,338,939,795                122,025,427                       0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                   8,341,750,693                119,214,529                       0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                     8,340,455,454                120,509,769                       0
-------------------------------------------------------------------------------------------------------------------

The following matter was voted upon by the shareholders of the Tax-Exempt Portfolio, a series of the Trust:

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the Tax-Exempt Portfolio for the current fiscal year:

Affirmative            Against                               Abstain
--------------------------------------------------------------------------------
458,974,808           1,779,516                             8,543,607
--------------------------------------------------------------------------------

The following matter was voted upon by the shareholders of the Tax-Exempt Portfolio's Tax-Exempt Cash Managed Shares:

3. To approve a Rule 12b-1 Plan for the Tax-Exempt Cash Managed Shares:

 Affirmative             Against                               Abstain
--------------------------------------------------------------------------------
 89,463,818             3,267,346                              550,690
--------------------------------------------------------------------------------

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Privacy Statement                                               October 2001
--------------------------------------------------------------------------------

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to: Zurich Scudder Investments, Attention:
Correspondence -- Chicago, P.O. Box 219415, Kansas City, Mo. 64121-9415.